UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig Nerenberg
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/ Craig Nerenberg       New York, New York         May 14, 2010
     [Signature]             [City, State]             [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $117,193 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                  Title of                Mkt Val     SH/PRN     SH/   PUT/ Invest Other   Voting Authority
Name of Issuer                      Class         CUSIP   (x1,000)     Amount     PRN   CALL  Disc  Mgrs    Sole    Shared None
AFC ENTERPRISES INC            COMMON           00104Q107   13,251    1,234,959  Shares      Shared       1,234,959
AMERICAN REAL ESTATE PARTNR    FRNT             029169AA7    6,859    7,750,000   Prn        Shared       7,750,000
BANCO LATINOAMERICANO DE COM   SHS E            P16994132    9,859      686,578  Shares      Shared         686,578
CONTANGO OIL & GAS CO          COM NEW          21075N204    7,683      150,210  Shares      Shared         150,210
GILAT SATELLITE NETWORKS LTD   SHS NEW          M51474118    2,820      496,529  Shares      Shared         496,529
IAC INTERACTIVE CORP           COM PAR $.001    44919P508    6,467      283,885  Shares      Shared         283,885
IAC INTERACTIVE CORP           COM PAR $.001    44919P508    2,278      100,000  Shares CALL Shared         100,000
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302   29,608      814,080  Shares      Shared         814,080
LIBERTY MEDIA CORP NEW         LIB STAR COM B   53071M708    4,017       73,485  Shares      Shared          73,485
MDS INC                        COMMON           55269P302    4,136      510,000  Shares      Shared         510,000
REIS INC                       COMMON           75936P105    1,424      247,274  Shares      Shared         247,274
VIRGIN MEDIA INC               COMMON           92769L101    4,518      261,740  Shares      Shared         261,740
WEB COM GROUP INC              COMMON           94733A104    5,768    1,058,376  Shares      Shared       1,058,376
WILLIAMS COS INC DEL           COMMON           969457100   10,973      475,000  Shares      Shared         475,000
WILLIS GROUP HOLDINGS LTD      SHS              G96655108    7,532      240,705  Shares      Shared         240,705
                                                           117,193